Nature of Operations and Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Nature Of Operations And Going Concern
Net loss	$ 9,476,934	$ 7,509,986	$ 302,397
Accumulated Deficit	17,112,605	7,812,383	302,397
Working capital deficit	$ 2,709,527	$ 451,545	$ 261,627